DISCONTINUED OPERATIONS (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Aug. 10, 2022	Jun. 15, 2022	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Deferred payment current receivable				$ 100.0	$ 107.9
Chirano
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Percentage of equity interest disposed off	90.00%
Total consideration	$ 225.0
Cash consideration received	$ 60.0
Asante shares received as consideration	34,962,584
Deferred payment consideration, to be received over two year period subsequent to closing	$ 128.8
Deferred payment received				10.0	5.0
Deferred payment current receivable				$ 100.0	$ 107.9
Highland Gold Mining group
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Total consideration		$ 340.0
Cash consideration received		$ 300.0	$ 40.0